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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2011

DATE OF REPORTING PERIOD: 09/30/2011

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2011.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) Not Applicable on Semi-annual report.

(B) NOT APPPLICABLE.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF December 1, 2011, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

David W. Miles, President

Date: December 2, 2011

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

  , President and Principal Executive

David W. Miles

December 2, 2011

, Treasurer and Principal Financial and

Accounting Officer

Amy M. Mitchell

December 2, 2011

ITEM 1.

Miles Funds, Inc.

SEMI-ANNUAL

REPORT

TO

SHAREHOLDERS

SEPTEMBER 30, 2011

Miles Funds, Inc.

Table of Contents

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this annual report for the Miles Funds covering the six month period from April 1, 2011 to September 30, 2011.  This report provides you with information regarding your Fund performance, commentary from your Fund manager, and a review of your Fund expenses.  We encourage you to review this information and hope you will find it useful.

Market volatility has pushed investors to the edge as they try to craft a strategy around shifting political winds and evolving central bank policies.  Fundamentals have taken a back seat, and fear is front and center.

We can understand the fear.  The drama in Europe continues and a resolution will not come quickly.  While we believe European leaders will eventually craft the necessary consensus, significant deterioration in the situation could further damage consumer sentiment and send the U.S. back into recession.  Arguments over the debt ceiling and the subsequent downgrade of the U.S. debt rating to AA+ by S&P have added to the uncertainty, weighing on business activity and leaving consumer sentiment low and fragile.

Market participants have responded to this elevated uncertainty by buying the most liquid and safest asset in the world, U.S. Treasuries, which drove interest rates to historic lows during the quarter.  Also contributing to lower rates was the announcement of Operation Twist by the Federal Reserve in September. The program to sell short maturity Treasuries and buy longer maturity Treasuries has the effect of reducing longer-term interest rates and thus benefiting borrowers through lower home mortgage rates, etc.  Declining inflation expectations have allowed the Fed to keep monetary policy accommodative, but monetary policy alone cannot bring robust growth.

Bottom line, while domestic growth has clearly slowed, our analysis suggests there continues to be sufficient underlying economic activity to keep GDP growth positive and avoid a double dip recession.  Strong growth will not come, however, until uncertainty abates and unemployment declines, which means markets will continue be heavily influenced by politics at home and abroad.

Given this backdrop we expect low money market rates for the foreseeable future.  The guidelines of safety and liquidity remain of utmost importance though we recognize participants wish for yield now more than ever.  We appreciate the opportunity to preserve assets through this environment and look forward to a clearer path.

Thank you for your ongoing support of the Miles Funds.

Laurie Mardis, CFA

Director, Fixed Income

Miles Capital, Inc.

The Miles Funds are distributed by Foreside Distribution Services, L.P.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus.  An investor should consider the Fund investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 866-720-2995 or visit the website www.TELF-online.org.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Performance Report

Money Market Funds

The money market yield curve continued to flatten over the past six months, reflecting falling economic growth expectations and market fears around Europe.  Overnight rates remain anchored at 0-0.25 percent, although Operation Twist could steepen the money market curve over time as the Fed sells shorter bonds to reinvest in longer maturities.  Until domestic growth improves, money market rates will stay historically low.

Institutional Money Market Fund

The Fund’s average days remain longer than its index and will continue to target a long position to capture additional yield while overnight rates remain low.  Paper is being added in the one year area of the curve and in floating rate securities where rates appear most attractive given our outlook.   We are also increasing the allocation to bank deposit accounts and CDs where additional yield can be gained.

.

Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments (unaudited)
September 30, 2011

					Amortized					Amortized
Par Value	Description				Cost	Par Value	Description			Cost
U.S. Treasury Notes (0.78%)						Certificates of Deposit (continued)
$ 500,000	0.875%		02/29/12	…………………………………………	$ 501,047	First Federal Savings Bank Certificate of Deposit (0.39%)
	(Cost $501,047)				501,047	$ 250,000	1.450%	03/10/12	…………………………………………	$ 250,000
						Bank Hampton Roads Certificate of Deposit (0.38%)
U.S. Government Agencies (14.40%)						245,000	0.300%	03/30/12	…………………………………………	245,000
Federal Farm Credit Bank (5.87%)						GE Money Bank Certificate of Deposit (0.38%)
2,000,000	0.236%	**	02/13/12	…………………………………………	2,000,034	245,000	0.450%	04/05/12	…………………………………………	244,863
1,000,000	0.249%	**	05/14/12	…………………………………………	1,000,061	Beal Bank Certificate of Deposit (0.38%)
758,000	2.125%		06/18/12	…………………………………………	768,209	245,000	0.500%	04/18/12	…………………………………………	245,000
	(Cost $3,768,304)				3,768,304	Aurora Bank Certificate of Deposit (0.31%)
						200,000	1.000%	04/19/12	…………………………………………	200,000
Federal Home Loan Bank (4.18%)						AloStar Bank Certificate of Deposit (0.16%)
1,000,000	0.280%		10/25/11	…………………………………………	1,000,010	100,000	0.600%	04/19/12	…………………………………………	100,000
1,000,000	0.370%		01/04/12	…………………………………………	999,959	Shelter Financial Certificate of Deposit (0.39%)
660,000	4.875%		06/08/12	…………………………………………	680,792	250,000	0.900%	04/19/12	…………………………………………	250,000
	(Cost $2,680,761)				2,680,761	Bank Baroda Certificate of Deposit (0.38%)
						245,000	0.500%	04/27/12	…………………………………………	245,000
Federal Home Loan Mortgage Corporation (1.43%)						Bank India Certificate of Deposit (0.38%)
900,000	4.750%		03/05/12	…………………………………………	916,801	245,000	0.600%	05/02/12	…………………………………………	245,000
	(Cost $916,801)				916,801	CapMark Bank Certificate of Deposit (0.39%)
						250,000	0.750%	05/04/12	…………………………………………	250,000
Federal National Mortgage Association (2.92%)						Bank of China Certificate of Deposit (0.38%)
365,000	5.000%		10/15/11	…………………………………………	365,662	245,000	0.750%	05/04/12	…………………………………………	245,000
1,000,000	5.375%		11/15/11	…………………………………………	1,006,296	Bank Commonwealth Certificate of Deposit (0.38%)
500,000	1.000%		04/04/12	…………………………………………	501,782	245,000	0.590%	05/11/12	…………………………………………	245,000
	(Cost $1,873,740)				1,873,740	Bank East Certificate of Deposit (0.38%)
	Total U.S. Government Agencies				9,239,606	245,000	0.500%	05/11/12	…………………………………………	245,000
						American Momentum Bank Certificate of Deposit (0.38%)
Certificates of Deposit (13.17%)						245,000	0.501%	05/11/12	…………………………………………	245,000
West Bank Certificate of Deposit Account						Safra National Bank Certificate of Deposit (0.38%)
Registry Service (CDARS) *** (0.79%)						245,000	0.400%	05/19/12	…………………………………………	244,774
500,000	0.660%		10/13/11	…………………………………………	500,000	Wright Express Certificate of Deposit (0.38%)
Newburyport Bank Certificate of Deposit (0.38%)						245,000	0.550%	06/06/12	…………………………………………	245,000
245,000	0.400%		11/30/11	…………………………………………	245,000	Community Bank Colorado Certificate of Deposit (0.38%)
Treynor State Bank Certificate of Deposit						245,000	0.420%	06/11/12	…………………………………………	245,000
Account Registry Service (CDARS) *** (3.13%)						Northbrook Bank Certificate of Deposit (0.38%)
1,000,000	0.550%		12/08/11	…………………………………………	1,000,000	245,000	0.400%	06/11/12	…………………………………………	245,000
1,000,000	0.550%		12/29/11	…………………………………………	1,000,000	One West Bank Certificate of Deposit (0.38%)
Freedom Financial Bank Certificate of Deposit (0.39%)						245,000	0.450%	06/11/12	…………………………………………	245,000
250,000	0.700%		02/07/12	…………………………………………	250,000

* Deposit Account interest rates fluctuate as determined by individual bank
** Interest rate fluctuates monthly with Libor
*** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum
**** Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the standard FDIC insurance maximum

See notes to financial statements

Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments
September 30, 2011

				Amortized					Amortized
Par Value	Description			Cost	Par Value	Description			Cost
Certificates of Deposit (continued)					Repurchase Agreements (47.85%)
Transportation Bank Certificate of Deposit (0.38%)					Merrill Lynch, Pierce, Fenner and Smith Inc.
$ 245,000	0.400%	06/11/12	…………………………………………	$ 245,000	$ 30,714,145	0.030%	10/03/11	…………………………………………	$ 30,714,145
American Enterprise Bank Certificate of Deposit (0.38%)						(Cost $30,714,145)			30,714,145
245,000	0.400%	06/18/12	…………………………………………	245,000		(Purchased on 09/30/11; proceeds at
Beal Bank Certificate of Deposit (0.38%)						maturity $30,714,222; collateralized by
245,000	0.350%	06/27/12	…………………………………………	245,000		$29,570,458 U.S. Government Agency,
Discover Bank Certificate of Deposit (0.38%)						08/01/24, collateral worth $31,328,428)
245,000	0.450%	06/29/12	…………………………………………	245,000
	(Cost $8,454,637)			8,454,637		Total Investments (99.50%)
						(Cost $63,864,435)			$ 63,864,435
Deposit Accounts * (23.30%)						Other Assets and Liabilities (0.50%)			320,321
Bank Iowa (0.39%)
250,000	0.900%	…………………………………………		250,000		Net Assets (100.00%)			$ 64,184,756
Bank of the West (0.38%)
245,000	0.550%	…………………………………………		245,000
Boone Bank and Trust (0.38%)
245,000	0.400%	…………………………………………		245,000
Central State Bank (0.38%)
245,000	1.000%	…………………………………………		245,000
Citizens State Bank of Pocahontas (0.38%)
245,000	0.500%	…………………………………………		245,000
Community Bank of Oelwein (0.38%)
245,000	0.900%	…………………………………………		245,000
Fidelity Bank of Huxley (0.38%)
245,000	0.900%	…………………………………………		245,000
First National Bank of Creston (0.39%)
250,000	0.400%	…………………………………………		250,000
First National Bank of Sioux Center (0.38%)
245,000	0.850%	…………………………………………		245,000
Nationwide Bank of Columbia (0.39%)
250,000	0.500%	…………………………………………		250,000
Northwest Bank (0.38%)
245,000	0.400%	…………………………………………		245,000
Treynor State Bank (0.38%)
245,000	0.500%	…………………………………………		245,000
Federally Insured Cash Account **** (18.71%)
12,000,000	0.369%	…………………………………………		12,000,000
	(Cost $14,955,000)			14,955,000

* Deposit Account interest rates fluctuate as determined by individual bank
** Interest rate fluctuates monthly with Libor
*** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum
**** Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the standard FDIC insurance maximum

See notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities (unaudited)
September 30, 2011

Institutional
Money Market
Fund

ASSETS:
Investments, at value:
Unaffiliated issuers	$ 33,150,290
Repurchase agreements	30,714,145
Total investments	63,864,435
Interest and dividends receivable	77,964
Receivable for investments sold	270,000
Dividend reinvestment receivable	2,924
Prepaid expenses	1,750
Total assets	64,217,073
LIABILITIES:
Dividends payable	2,924
Accrued expenses and other payables:
Investment advisory fees	5,600
Administration fees	3,509
Other	20,284
Total liabilities	32,317
Net assets	$ 64,184,756
NET ASSETS:
Paid-in capital	$ 64,184,756
Net assets	$ 64,184,756
Authorized shares	1,250,000,000
Capital shares outstanding	64,184,756
Net asset value--offering and redemption price per share	$ 1.00

See notes to financial statements

Miles Funds, Inc.
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2011

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 70,528
Total investment income	70,528

EXPENSES:
Investment advisory fees	135,003
Administration fees	81,002
Accounting fees	11,572
Custody fees	8,534
Legal fees	5,932
Audit and tax fees	13,589
Directors' fees	6,471
Affiliated transfer agent fees	3,000
Registration and filing fees	930
Insurance expense	3,954
Pricing Service	1,269
Other	1,320
Total expenses	272,576
Less: Expenses voluntarily reduced/waived	(221,116)
Net expenses	51,460
Net investment income	$ 19,068

See notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets (unaudited)
September 30, 2011
	Institutional Money Market Fund
	Six Months	Year
	Ended	Ended
	September 30, 2011	March 31, 2011
OPERATIONS:
Net investment income	$ 19,068	$ 107,067
Change in net assets resulting from operations	19,068	107,067

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital Shares	(19,068)	(107,067)
Change in net assets from shareholder distributions	(19,068)	(107,067)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	122,530,481	207,140,553
Reinvestments:
Capital Shares	19,068	107,067
Redemptions:
Capital Shares	(114,161,915)	(209,219,163)
Change in net assets from capital transactions	8,387,634	(1,971,543)
Change in net assets	8,387,634	(1,971,543)

NET ASSETS:
Beginning of period	55,797,122	57,768,665
End of period	$ 64,184,756	$ 55,797,122

SHARE TRANSACTIONS:
Issued:
Capital Shares	122,530,481	207,140,553
Reinvestments:
Capital Shares	19,068	107,067
Redemptions:
Capital Shares	(114,161,915)	(209,219,163)
Change in shares	8,387,634	(1,971,543)

See notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements (unaudited)

September 30, 2011

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds name changed from WB Capital Mutual Funds, Inc. to Miles Funds, Inc. on September 1, 2010.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

The Fund’s investments are valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2011

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2007.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

New Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820, Fair Value Measurements and Disclosures, to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), and clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for annual periods beginning after December 15, 2010).  The adoption of ASU 2010-06 impacted current year disclosures only.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.35 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.01 to 0.178 percent during the six months ended September 30, 2011.

The Fund has entered into a management and administration agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.21 percent of the average daily net assets.   Miles Capital voluntarily limited administrative fees for the Fund to 0.07 percent during the six months ended September 30, 2011.

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily waived all fund accounting fees for the Fund during the six months ended September 30, 2011.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2011

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount.  During the six months ended September 30, 2011, Miles Capital received no transfer agent service fees.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the six months ended September 30, 2011 are as follows:

EXPENSES:
Investment advisory fees	$ 110,543
Administration fees	54,001
Accounting fees	11,572
Transfer agent fees	3,000
Various other fees	42,000
Expenses voluntarily reduced/waived	$ 221,116

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2011

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2011:

	Level 1	Level 2	Level 3	Total

U.S. Treasury Notes	$ --	$ 501,047	$ --	$ 501,047
U.S. Government Agencies	--	9,239,606	--	9,239,606
Certificates of Deposit	--	8,454,637	--	8,454,637
Deposit Accounts	14,955,000	--	--	14,955,000
Repurchase Agreements	--	30,714,145	--	30,714,145
Total Investments	$ 14,955,000	$ 48,909,435	$ --	$ 63,864,435

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Six Months Ended September 30, 2011		Year Ended March 31,
	(unaudited)		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$ 1.0000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net Investment Income	$ 0.0002		$ 0.002	$ 0.003	$ 0.017	$ 0.046	$ 0.050

Dividends and Distributions	($0.0002)		($0.002)	($0.003)	($0.017)	($0.046)	($0.050)

Net Asset Value, End of Period	$ 1.0000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	0.03%	*	0.16%	0.26%	1.64%	4.58%	5.13%

Ratio of Expenses to Average
Net Assets, After Waivers	0.13%	**	0.19%	0.32%	0.25%	0.24%	0.21%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.05%	**	0.16%	0.26%	1.66%	4.58%	5.01%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.70%	**	0.73%	0.73%	0.74%	0.75%	0.75%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	(0.52%)	**	(0.37%)	(0.14%)	1.17%	4.08%	4.47%

Net Assets, End of Period (000 Omitted)	$ 64,185		$ 55,797	$ 57,769	$ 61,107	$ 61,209	$ 107,018

* Total return is for the period and has not been annualized.

** Ratios are annualized.

Miles Funds, Inc.

Additional Information

September 30, 2011

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.  The table on the following page illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	4/1/2011	9/30/2011	4/1/11-9/30/11	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,000.25	$0.67	0.13%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,024.40	$0.68	0.13%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

September 30, 2011

2.

Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Funds.  Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

By calling the Funds toll free at 1-866-720-2995,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, L.L.P

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

400 Locust Street, Suite 740

Des Moines, IA  50309-2331